Pioneer Municipal High
Income Advantage Trust

Schedule of Investments | June 30, 2020

Ticker Symbol:        MAV

Schedule of Investments | 6/30/20 (unaudited)

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS - 154.0%
	COLLATERALIZED MORTGAGE OBLIGATION - 0.4% of Net Assets
1,000,000	Texas Department of Housing & Community Affairs, 2.3%, 7/1/37 (FNMA Insured)	$999,390
	TOTAL COLLATERALIZED MORTGAGE OBLIGATION
	(Cost $1,000,000)	$999,390
	MUNICIPAL BONDS - 153.6% of Net Assets(a)
	Alabama - 0.9%
2,500,000	Alabama Industrial Development Authority, Pine City Fiber Co., 6.45%, 12/1/23	$2,503,475
	Total Alabama	$2,503,475
	Arizona - 2.5%
4,000,000(b)	City of Phoenix, 5.0%, 7/1/27	$5,007,120
2,000,000	City of Phoenix, Industrial Development Authority, 3rd & Indian School Assisted Living Project, 5.4%, 10/1/36	2,054,180
27,000	County of Pima, Industrial Development Authority, Arizona Charter Schools Project, Series C, 6.75%, 7/1/31	27,265
	Total Arizona	$7,088,565
	California - 11.8%
6,990,000	California County Tobacco Securitization Agency, Asset-Backed, Gold County Funding Corp., 5.25%, 6/1/46	$6,989,581
38,610,000(c)	California County Tobacco Securitization Agency, Capital Appreciation, Stanislaus County, Subordinated, Series A, 6/1/46	8,795,358
1,845,000	California Educational Facilities Authority, Stanford University, 5.25%, 4/1/40	2,915,930
2,000,000	California Educational Facilities Authority, Stanford University, Series U-7, 5.0%, 6/1/46	3,264,100
1,550,000	California Enterprise Development Authority, Sunpower Corp., 8.5%, 4/1/31	1,585,371
2,975,000(d)	California School Finance Authority, Classical Academies Project, Series A, 7.375%, 10/1/43	3,444,425
1,875,000	California Statewide Communities Development Authority, Lancer Plaza Project, 5.875%, 11/1/43	1,898,944
2,695,000(b)	Coast Community College District, Election, Series D, 5.0%, 8/1/31	3,449,816
1,500,000(b)	State of California, 3.0%, 10/1/33	1,643,700
	Total California	$33,987,225
	Colorado - 2.0%
1,500,000(d)	Colorado Educational & Cultural Facilities Authority, Rocky Mountain Classical Academy Project, 8.0%, 9/1/43	$1,851,660
500,000	Colorado Health Facilities Authority, 4.0%, 8/1/37	548,685
1,000,000	Colorado Health Facilities Authority, 4.0%, 8/1/39	1,090,650
1,000,000	Colorado Health Facilities Authority, 4.0%, 8/1/44	1,079,010
1,000,000	Colorado Health Facilities Authority, 4.0%, 8/1/49	1,069,150
	Total Colorado	$5,639,155
	Connecticut - 3.5%
2,035,000	Mohegan Tribal Finance Authority, 7.0%, 2/1/45 (144A)	$2,052,053
7,200,000(b)	State of Connecticut, Series E, 4.0%, 9/1/30	7,946,496
	Total Connecticut	$9,998,549
	District of Columbia - 3.0%
1,285,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.5%, 5/15/33	$1,448,092
6,825,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	7,080,938
	Total District of Columbia	$8,529,030
	Florida - 7.5%
1,500,000	Alachua County Health Facilities Authority, Terraces Bonita Springs Project, Series A, 8.125%, 11/15/41	$1,156,335
1,500,000	Alachua County Health Facilities Authority, Terraces Bonita Springs Project, Series A, 8.125%, 11/15/46	1,158,030
5,000,000	County of Miami-Dade, Water & Sewer System Revenue, Series A, 4.0%, 10/1/44	5,611,500
5,000,000	Florida’s Turnpike Enterprise, Department of Transportation, Series A, 4.0%, 7/1/32	5,422,800
7,035,000(b)	State of Florida, Capital Outlay, Series A, 4.0%, 6/1/38	8,259,020
	Total Florida	$21,607,685
	Georgia - 9.0%
6,000,000	Brookhaven Development Authority, 4.0%, 7/1/49	$6,648,180
5,000,000	City of Atlanta, Water & Wastewater Revenue, Series A, 5.0%, 11/1/34	6,278,300
1,500,000	County of Fulton GA Water & Sewerage Revenue, 2.25%, 1/1/42	1,462,380
900,000(d)	DeKalb County Georgia Hospital Authority, DeKalb Medical Center, Inc., Project, 6.0%, 9/1/30	908,955
750,000(d)	DeKalb County Georgia Hospital Authority, DeKalb Medical Center, Inc., Project, 6.125%, 9/1/40	757,657
8,750,000	Private Colleges & Universities Authority, Emory University, Series A, 5.0%, 10/1/43	9,805,688
	Total Georgia	$25,861,160
	Guam - 0.3%
1,000,000	Guam Department of Education, Certificates of Participation, John F. Kennedy High School, Series A, 6.625%, 12/1/30	$1,004,120
	Total Guam	$1,004,120
	Idaho - 0.7%
2,000,000	Power County Industrial Development Corp., FMC Corp. Project, 6.45%, 8/1/32	$2,011,780
	Total Idaho	$2,011,780
	Illinois - 1.2%
1,000,000(b)	Chicago Board of Education, Series A, 7.0%, 12/1/46 (144A)	$1,198,590
417,400(e)(f)	Illinois Finance Authority, Clare Oaks Project, Series B, 4.0%, 11/15/52	292,180
261,000(c)	Illinois Finance Authority, Clare Oaks Project, Series C-1, 11/15/52	1,305
52,200	Illinois Finance Authority, Clare Oaks Project, Series C-2, 4.0%, 11/15/52	261
Principal Amount USD ($)		Value
	Illinois - (continued)
52,200(f)	Illinois Finance Authority, Clare Oaks Project, Series C-3, 0.0%, 11/15/52	$718
1,000,000	Metropolitan Pier & Exposition Authority, McCormick Place, Series B, 5.0%, 6/15/52 (ST APPROP Insured)	1,017,700
1,015,000	Southwestern Illinois Development Authority, Village of Sauget Project, 5.625%, 11/1/26	964,270
	Total Illinois	$3,475,024
	Indiana - 0.4%
250,000(f)	City of Carmel, Barrington Carmel Project, Series A, 7.0%, 11/15/32	$7,187
750,000(f)	City of Carmel, Barrington Carmel Project, Series A, 7.125%, 11/15/42	21,563
500,000(f)	City of Carmel, Barrington Carmel Project, Series A, 7.125%, 11/15/47	14,375
1,000,000	Indiana Finance Authority, Educational Facilities, 5.125%, 7/1/37	1,025,690
	Total Indiana	$1,068,815
	Louisiana - 2.7%
7,000,000	Jefferson Parish Hospital Service District No. 2, East Jefferson General Hospital, 6.375%, 7/1/41	$7,151,760
615,000	Opelousas Louisiana General Hospital Authority, Opelousas General Health System Project, 5.75%, 10/1/23	616,943
	Total Louisiana	$7,768,703
	Maine - 1.8%
1,500,000	Maine Health & Higher Educational Facilities Authority, Maine General Medical Center, 7.5%, 7/1/32	$1,557,705
3,500,000	Maine Turnpike Authority, Series A, 5.0%, 7/1/42	3,745,735
	Total Maine	$5,303,440
	Maryland - 4.0%
2,000,000(d)	Maryland Health & Higher Educational Facilities Authority, Charlestown Community, 6.25%, 1/1/45	$2,058,220
2,035,000	Maryland Health & Higher Educational Facilities Authority, City Neighbors, Series A, 6.75%, 7/1/44	2,166,156
1,250,000(d)	Maryland Health & Higher Educational Facilities Authority, Doctor’s Community Hospital, 5.75%, 7/1/38	1,250,000
4,500,000	Maryland Health & Higher Educational Facilities Authority, Maryland University Medical System, Series A, 5.0%, 7/1/43	4,743,090
1,305,000	Washington Suburban Sanitary Commission, 3.0%, 6/1/47 (CNTY GTD Insured)	1,378,771
	Total Maryland	$11,596,237
	Massachusetts - 13.0%
1,490,000(b)	City of Boston, Series A, 5.0%, 3/1/39	$1,904,801
1,000,000(b)	Commonwealth of Massachusetts, 3.0%, 3/1/49	1,044,680
7,000,000(c)	Massachusetts Bay Transportation Authority, Series A, 7/1/28	6,131,930
2,575,000(d)	Massachusetts Development Finance Agency, Broad Institute, Inc., Series A, 5.25%, 4/1/37	2,671,872
2,200,000(d)	Massachusetts Development Finance Agency, Partner’s Healthcare System, Series M-4, 5.0%, 7/1/39	2,517,174
4,000,000	Massachusetts Development Finance Agency, Partner’s Healthcare System, Series S-1, 4.0%, 7/1/41	4,412,480
8,000,000	Massachusetts Development Finance Agency, WGBH Foundation, Series A, 5.75%, 1/1/42 (AMBAC Insured)	12,575,280
4,325,000	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/32	6,287,166
	Total Massachusetts	$37,545,383
	Michigan - 2.8%
2,000,000	Flint Michigan Hospital Building Authority, Hurley Medical Center, 7.375%, 7/1/35	$2,000,000
480,000	Michigan Public Educational Facilities Authority, Crescent Academy, 7.0%, 10/1/36	480,538
5,000,000	Michigan State University, Series A, 5.0%, 8/15/41	5,547,450
65,000	Michigan Tobacco Settlement Finance Authority, Series A, 6.0%, 6/1/48	65,243
	Total Michigan	$8,093,231
	Minnesota - 3.2%
1,940,000	Bloomington Port Authority, Radisson Blu Mall of America, 9.0%, 12/1/35	$1,942,328
1,000,000	City of Ham Lake, DaVinci Academy, Series A, 5.0%, 7/1/47	994,130
1,740,000	City of Rochester, Health Care Facilities, Mayo Clinic, 4.0%, 11/15/48	1,897,418
3,755,000(b)	State of Minnesota, Series B, 4.0%, 8/1/27	4,520,644
	Total Minnesota	$9,354,520
	Mississippi - 0.1%
410,000(e)	Mississippi Business Finance Corp., Chevron USA, Inc. Project, Series C, 0.11%, 12/1/30	$410,000
	Total Mississippi	$410,000
	Montana - 0.2%
2,445,000(f)	City of Hardin, Tax Allocation, Rocky Mountain Power, Inc., Project, 6.25%, 9/1/31	$489,000
1,000,000(f)	Two Rivers Authority, Inc., 7.375%, 11/1/27	60,000
	Total Montana	$549,000
	New Hampshire - 1.2%
1,000,000	New Hampshire Health & Education Facilities Authority Act, 5.0%, 8/1/59	$1,433,380
2,000,000	New Hampshire Health & Education Facilities Authority Act, Catholic Medical Centre, 3.75%, 7/1/40	1,968,980
	Total New Hampshire	$3,402,360
	New Jersey - 9.6%
7,500,000	New Jersey Economic Development Authority, Continental Airlines, 5.75%, 9/15/27	$7,144,350
1,000,000	New Jersey Economic Development Authority, Marion P. Thomas Charter School, Inc., Project, 5.375%, 10/1/50 (144A)	1,020,940
3,500,000(e)	New Jersey State Turnpike Authority, RIB, 0.0%, 1/1/28 (144A) (AGM Insured)	6,024,095
Principal Amount USD ($)		Value
	New Jersey - (continued)
15,375,000(c)	New Jersey Transportation Trust Fund Authority, 12/15/27 (BHAC-CR MBIA Insured)	$13,412,228
	Total New Jersey	$27,601,613
	New York - 11.8%
2,000,000	Metropolitan Transportation Authority, 5.25%, 11/15/55	$2,327,080
5,000,000	New York State Dormitory Authority, Columbia University, 5.0%, 10/1/41	5,143,900
2,885,000	New York State Dormitory Authority, Group 3, Series A, 5.0%, 3/15/41	3,635,850
7,500,000	New York State Dormitory Authority, Series A, 4.0%, 7/1/37	8,640,000
7,500,000	New York State Dormitory Authority, Series C, 5.0%, 3/15/39	8,517,375
1,500,000	New York State Dormitory Authority, Trustees of Columbia University, 5.0%, 10/1/45	2,424,960
2,000,000	New York State Urban Development Corp., 3.0%, 3/15/49	2,041,020
1,283,828	Westchester County Healthcare Corp., Series A, 5.0%, 11/1/44	1,377,637
	Total New York	$34,107,822
	North Carolina - 0.7%
500,000	City of Charlotte, Airport Revenue, Series A, 5.0%, 7/1/42	$582,895
1,250,000	City of Charlotte, Airport Revenue, Series A, 5.0%, 7/1/47	1,457,325
	Total North Carolina	$2,040,220
	Ohio - 2.8%
3,000,000(d)	Akron Bath Copley Joint Township Hospital District, Akron General Health System, 5.0%, 1/1/31	$3,208,140
2,000,000	Buckeye Tobacco Settlement Financing Authority, 4.0%, 6/1/48	2,165,020
2,500,000(b)(d)	State of Ohio, Common Schools, Series B, 5.0%, 6/15/29	2,727,925
	Total Ohio	$8,101,085
	Oregon - 1.1%
1,000,000	Oregon Health & Science University, Series A, 5.0%, 7/1/42	$1,218,160
2,000,000(d)	Oregon State Facilities Authority, Samaritan Health Services, Series A, 5.25%, 10/1/40	2,015,880
	Total Oregon	$3,234,040
	Pennsylvania - 6.2%
1,000,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.25%, 10/15/47	$1,025,140
1,965,000	Pennsylvania Economic Development Financing Authority, US Airways Group, Series B, 8.0%, 5/1/29	1,973,941
3,500,000	Pennsylvania Turnpike Commission, 5.25%, 12/1/44	4,400,550
500,000	Philadelphia Authority for Industrial Development, 5.5%, 6/1/49 (144A)	510,590
470,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Project, Series A, 6.625%, 6/1/50	482,713
6,000,000	Philadelphia Authority for Industrial Development, Nueva Esperanze, Inc., 8.2%, 12/1/43	6,495,300
1,000,000	Philadelphia Authority for Industrial Development, Performing Arts Charter School Project, 6.5%, 6/15/33 (144A)	1,002,320
2,000,000	Philadelphia Authority for Industrial Development, Performing Arts Charter School Project, 6.75%, 6/15/43 (144A)	2,004,440
	Total Pennsylvania	$17,894,994
	Puerto Rico - 1.4%
6,500,000(b)(f)	Commonwealth of Puerto Rico, 8.0%, 7/1/35	$3,900,000
	Total Puerto Rico	$3,900,000
	Rhode Island - 1.8%
1,355,000(f)	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$243,900
3,000,000	Rhode Island Health & Educational Building Corp., Brown University, Series A, 4.0%, 9/1/37	3,497,610
1,500,000(d)	Rhode Island Health & Educational Building Corp., Tockwatten Home Issue, 8.375%, 1/1/46	1,584,375
	Total Rhode Island	$5,325,885
	South Carolina - 2.2%
4,400,000(g)	Tobacco Settlement Revenue Management Authority, Series B, 6.375%, 5/15/30	$6,350,080
	Total South Carolina	$6,350,080
	South Dakota - 1.4%
4,000,000	South Dakota Health & Educational Facilities Authority, Sanford Health, Series B, 4.0%, 11/1/44	$4,132,240
	Total South Dakota	$4,132,240
	Tennessee - 1.7%
5,000,000(d)	Johnson City Health & Educational Facilities Board, Mountain States Health Alliance, 6.5%, 7/1/38	$5,000,000
	Total Tennessee	$5,000,000
	Texas - 16.8%
500,000	Arlington Higher Education Finance Corp., 5.45%, 3/1/49 (144A)	$525,650
1,000,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.0%, 3/1/34	1,086,310
1,500,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.125%, 3/1/44	1,614,720
2,500,000(d)	Central Texas Regional Mobility Authority, Sub Lien, 6.75%, 1/1/41	2,583,900
1,250,000	City of Houston TX Combined Utility System Revenue, 4.0%, 11/15/35	1,535,450
2,500,000(b)	County of Harris, Series A, 5.0%, 10/1/26	3,080,875
5,000,000(b)	Goose Creek Consolidated Independent School District, Series C, 4.0%, 2/15/26 (PSF-GTD Insured)	5,609,450
5,020,000(d)	Grand Parkway Transportation Corp., Series A, 5.5%, 4/1/53	5,884,795
3,000,000(d)	Houston Higher Education Finance Corp., St. John’s School Project, Series A, 5.0%, 9/1/38	3,302,370
3,355,000	North Texas Tollway Authority, Series A, 5.0%, 1/1/30	3,895,859
1,500,000(d)	Red River Health Facilities Development Corp., MRC Crestview, Series A, 8.0%, 11/15/41	1,657,395
2,000,000(b)(d)	Richardson Independent School District, School Building, 5.0%, 2/15/38 (PSF-GTD Insured)	2,243,620
6,960,000(f)	Sanger Industrial Development Corp., Texas Pellets Project, Series B, 8.0%, 7/1/38	1,713,900
1,000,000(f)	Tarrant County Cultural Education Facilities Finance Corp., Mirador Project, Series A, 4.875%, 11/15/48	100
Principal Amount USD ($)		Value
	Texas - (continued)
750,000(f)	Tarrant County Cultural Education Facilities Finance Corp., Mirador Project, Series A, 5.0%, 11/15/55	$75
1,000,000(f)	Texas Midwest Public Facility Corp., Secure Treatment Facility Project, 9.0%, 10/1/30	659,000
3,365,000	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC, 7.0%, 12/31/38	3,792,086
1,165,000	Texas Water Development Board, 4.0%, 10/15/44	1,384,568
2,500,000(d)	Travis County Health Facilities Development Corp., Longhorn Village Project, 7.125%, 1/1/46	2,587,675
5,000,000(b)	Tyler Independent School District, School Building, 5.0%, 2/15/38 (PSF-GTD Insured)	5,499,350
	Total Texas	$48,657,148
	Utah - 2.3%
5,000,000	County of Utah, IHC Health Services, Inc., Series B, 4.0%, 5/15/47	$5,319,150
1,000,000	Salt Lake City Corp., Airport Revenue, Series B, 5.0%, 7/1/36	1,221,260
	Total Utah	$6,540,410
	Vermont - 0.7%
2,000,000	Vermont Educational & Health Buildings Financing Agency, Green Bond, 4.0%, 12/1/42	$2,061,040
	Total Vermont	$2,061,040
	Virginia - 12.2%
3,235,000(b)	City of Alexandria VA, 3.0%, 7/15/46 (ST AID WITHHLDG Insured)	$3,528,123
2,275,000(b)	County of Arlington, 4.0%, 8/15/35	2,633,358
4,550,000	Tobacco Settlement Financing Corp., Series B-1, 5.0%, 6/1/47	4,538,625
5,000,000	University of Virginia, Multi Year Capital Project, Series A, 4.0%, 8/1/48	5,624,250
5,000,000	University of Virginia, Series A, 5.0%, 4/1/42	6,176,700
4,955,000	Virginia College Building Authority, 3.0%, 2/1/36	5,396,937
2,515,000	Virginia Commonwealth Transportation Board, 3.0%, 5/15/37	2,743,437
1,000,000	Virginia Public Building Authority, 4.0%, 8/1/40	1,197,490
3,000,000	Virginia Public School Authority Revenue, 4.0%, 8/1/25	3,418,740
	Total Virginia	$35,257,660
	Washington - 5.3%
1,335,000	Central Puget Sound Regional Transit Authority, Green Bond, Series S-1, 5.0%, 11/1/46	$2,133,210
3,000,000	City of Seattle, Water System Revenue, 4.0%, 8/1/32	3,464,190
2,500,000(b)	King County, Issaquah School District No. 411, 4.0%, 12/1/31 (SCH BD GTY Insured)	2,857,425
2,500,000	University of Washington, Series B, 5.0%, 6/1/29	3,004,950
1,000,000	Washington Health Care Facilities Authority, 4.0%, 8/1/44	1,079,010
1,500,000(d)	Washington State Health Care Facilities Authority, Kadlec Regional Medical Center, 5.5%, 12/1/39	1,531,815
1,100,000	Washington State Housing Finance Commission, Mirabella Project, Series A, 6.75%, 10/1/47 (144A)	1,144,220
	Total Washington	$15,214,820
	Wisconsin - 3.8%
5,000,000	Public Finance Authority, Glenridge Palmer Ranch, Series A, 8.25%, 6/1/46 (144A)	$5,311,000
750,000	Public Finance Authority, Roseman University Health Sciences Project, 5.875%, 4/1/45	776,400
1,000,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.3%, 6/1/47	984,450
1,470,000(d)	Public Finance Authority, SearStone CCRC Project, Series A, 8.625%, 6/1/47	1,686,134
2,000,000	Wisconsin Housing & Economic Development Authority, 2.95%, 3/1/42 (FNMA COLL Insured)	2,057,240
	Total Wisconsin	$10,815,224
	TOTAL MUNICIPAL BONDS
	(Cost $415,352,021)	$443,031,738
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 154.0%
	(Cost $416,352,021)	$444,031,128
	OTHER ASSETS AND LIABILITIES - (54.0)%	$(155,640,884)
	NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100.0%	$288,390,244

(144A) AGM AMBAC BHAC-CR MBIA CNTY GTD FNMA FNMA COLL PSF-GTD RIB SCH BD GTY ST AID WITHHLDG ST APPROP
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2020, the value of these securities amounted to $20,793,898, or 7.2% of net assets applicable to common shareowners.
Assured Guaranty Municipal Corp.
Ambac Assurance Corp.
Berkshire Hathaway Assurance Corp.
County Guaranteed
Federal National Mortgage Association
Federal National Mortgage Association Collateral
Permanent School Fund Guaranteed
Residual Interest Bond is purchased in a secondary market.  The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate at June 30, 2020
School Board Guaranty
State Aid Withholding
State Appropriations

(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)	Represents a General Obligation Bond.
(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)
Prerefunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at June 30, 2020.
(f)	Security is in default.
(g)	Escrow to maturity.

Various inputs are used in determining the value of the Trust’s investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of June 30, 2020, in valuing the Trust’s investments:

	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligation	$–	$999,390	$–	$999,390
Municipal Bonds	–	443,031,738	–	443,031,738
Total Investments in Securities	$–	$444,031,128	$–	$444,031,128
Other Financial Instruments
Variable Rate MuniFund Term Preferred Shares (a)	$–	$(160,000,000)	$–	$(160,000,000)
Total Other Financial Instruments	$–	$(160,000,000)	$–	$(160,000,000)

(a) The Trust may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.